PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Balances of Related Party Transactions (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Other receivables	$ 4,763,446	$ 7,972,312
Accounts payable	$ (3,384,888)	$ (6,645,713)